ORGANIZATION AND PROPOSED ACQUISITION OF D. S RAIDER	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PROPOSED ACQUISITION OF D. S RAIDER

1.  ORGANIZATION AND PROPOSED ACQUISITION OF D. S RAIDER

EZ Raider LLC (the “Company”) was incorporated under the laws of the State of Washington on August 9, 2019. Prior to the Share Exchange (as defined below), the Company had authorized and issued 1,000,000 units of membership interests (the “Units”), of which 975,000 are Class A Voting Units and 25,000 are Class B Non-Voting Units. EZRaider Global, Inc. (“EZ Global”), was incorporation in the state of Nevada on November 10, 2020. After the closing of the Share Exchange Agreement), EZ Global became the parent and the sole owner of all Units of membership interests in the Company. The Company employs approximately five employees and consultants located in Kent, WA. The Company is the importer and exclusive distributor of certain electric stand-up ATV (“EZ Raider”) vehicles and accessories in the United States produced by D. S Raider, Ltd, a company incorporated under the laws of Israel (“D.S Raider”) pursuant to that certain Authorized Exclusive Distribution Agreement dated September 12, 2019 (the “Distribution Agreement”), as renewed on September 2, 2021 by the Renewal (as defined below).

D.S Raider’s original customer was the Israeli Defense Forces (IDF) and sales later expanded to include private sector business interests like tour companies. They then added broader consumer markets when the Company started importing and selling products in the US in 2019.

On February 10, 2021, EZ Global entered into a share purchase agreement (the “Share Purchase Agreement”) with D.S Raider that set forth the terms of the proposed acquisition (the “Acquisition”) of all of the capital stock of D.S Raider by EZ Global from the stockholders of D. S Raider in consideration for an aggregate purchase price of $30,000,000, a portion of which to be held back in escrow for certain liabilities. The closing of the Acquisition is subject to certain conditions precedent including, but not limited to, EZ Global’s completion of an equity financing of a minimum $40,000,000, entering into certain employment contracts and lock-up agreements.

On March 30, 2021, EZ Global and D.S Raider entered into a first extension letter-agreement to the Share Purchase Agreement (the “First Extension”), pursuant to which the parties agreed to extend the proposed closing date of the Acquisition to May 15, 2021, provided that EZ Global shall make a first milestone payment of $1,850,000 by April 15, 2021 and a second milestone payment of $2,000,000 by April 30, 2021. The First Extension provided that in the event the proposed Acquisition does not close, the milestone payments would be converted into equity of D.S Raider.

Until the proposed Acquisition is completed, the Company will continue to sell and distribute EZ Raider products pursuant to the terms of the Distribution Agreement, as renewed by the Renewal. Currently the Company sells EZ Raider vehicles and accessories to government and private sector customers in multiple countries. EZ Raider is a relatively new technology platform that combines dynamic, proprietary suspension with a lightweight, narrow-profile design that can traverse rugged off-road terrain while being small enough to fit through any normal household doorway. There are 3 vehicle models – LW, HD2 and HD4. EZ Raider comes in both 2wd and 4wd options.

Machines come with two battery options – 1740-Watt battery which provides up to 30 miles of range and the 3000-Watt battery that provides up to 50 miles of range. Range can be significantly increased with an optional additional battery pack. The EZ Raider trailer, or Ecart is also equipped with its own 3000-Watt battery.

The Company’s products appeal to a wide variety of customers for government, commercial and private uses. EZ Raider vehicles can be accessorized to fit the needs of the customer, including, but not limited to, remote control robotics for autonomous operation, agricultural spraying, golf, un-manned airport runway cleaning, off-road adventure and sport, facilities maintenance, security, law enforcement, fire, search and rescue (autonomous or manned), urban commuting & errands, disabled person mobility, hunting & fishing, tourism, military troop mobility, border patrol, and micro-delivery.

The Company has historically promoted its products directly to the public. The use of existing ATV, car or motorcycle dealers/distribution networks has been minimal.

In 2020, the Company experienced significant distribution and sales set-backs due to Covid. Lockdowns were implemented in both Israel and the US just as the spring/summer sales season was beginning, causing the cancelation of orders worldwide. Sales growth has since resumed in 2021.

EZ Raider technology is expected to gain share in a growing number of markets, competing with existing transportation products such as the bicycle, scooter, ATV, UTV, compact car, electric skateboard, golf cart, moped, motorcycle and tractor.

1.  ORGANIZATION

EZ Raider LLC (the “Company”) was incorporated under the laws of the State of Washington on August 9, 2019. Prior to the Share Exchange (as defined below), the Company had authorized and issued 1,000,000 units of membership interests (the “Units”), of which 975,000 are Class A Voting Units and 25,000 are Class B Non-Voting Units. EZRaider Global, Inc. (“EZ Global”), was incorporation in the state of Nevada on November 10, 2020. After the closing of the Share Exchange Agreement (as defined below), EZ Global became the parent and the sole owner of all Units of membership interests in the Company. The Company employs approximately five employees and consultants located in Kent, WA. The Company is the importer and exclusive distributor of certain electric stand-up ATV (“EZ Raider”) vehicles and accessories in the United States produced by D. S Raider, Ltd, a company incorporated under the laws of Israel (“D.S Raider”) pursuant to that certain Authorized Exclusive Distribution Agreement dated September 12, 2019 (the “Distribution Agreement”), as was renewed on September 2, 2021 by the Renewal (as defined below).

The Company sells EZ Raider vehicles and accessories to government and private sector customers in multiple countries. EZ Raider is a relatively new technology platform that combines dynamic, proprietary suspension with a lightweight, narrow-profile design that can traverse rugged off-road terrain while being small enough to fit through any normal household doorway. There are 3 vehicle models – LW, HD2 and HD4. EZ Raider comes in both 2wd and 4wd options. Machines come with two battery options – 1740-Watt battery which provides up to 30 miles of range and the 3000-Watt battery that provides up to 50 miles of range. Range can be significantly increased with an optional additional battery pack. The EZ Raider trailer, or Ecart is also equipped with its own 3000-Watt battery.

The Company’s products appeal to a wide variety of customers for government, commercial and private uses. EZ Raider vehicles can be accessorized to fit the needs of the customer, including, but not limited to, remote control robotics for autonomous operation, agricultural spraying, golf, un-manned airport runway cleaning, off-road adventure and sport, facilities maintenance, security, law enforcement, fire, search and rescue (autonomous or manned), urban commuting & errands, disabled person mobility, hunting & fishing, tourism, military troop mobility, border patrol, and micro-delivery.

The Company has historically promoted its products directly to the public. The use of existing ATV, car or motorcycle dealers/distribution networks has been minimal.

D.S Raider’s original customer was the Israeli Defense Forces (IDF) and sales later expanded to include private sector business interests like tour companies. They then added broader consumer markets when the Company started importing and selling products in the US in 2019.

In 2020, the Company experienced significant distribution and sales set-backs due to the Covid-19. Lockdowns were implemented in both Israel and the United States just as the spring/summer sales season was beginning, causing the cancelation of orders worldwide. Sales growth has since resumed in 2021.